Amplify U.S. Alternative Harvest ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 24.2%	Shares	Value
Consumer Discretionary - 0.2%
GrowGeneration Corp.(a)	116,469	$250,408

Health Care - 23.1%
Curaleaf Holdings, Inc.(a)	5,512,188	21,221,924
TerrAscend Corp.(a)	3,327,455	4,492,064
		25,713,988

Information Technology - 0.9%
WM Technology, Inc.(a)	917,492	954,192
TOTAL COMMON STOCKS (Cost $34,305,390)		26,918,588

REAL ESTATE INVESTMENT TRUSTS - 6.2%
AFC Gamma, Inc.	32,467	396,097
Chicago Atlantic Real Estate Finance, Inc.	29,779	457,406
Innovative Industrial Properties, Inc.	55,477	6,059,198
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,489,929)		6,912,701

SHORT-TERM INVESTMENTS - 67.9%
Money Market Funds - 1.3%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(b)	1,490,372	1,490,372

U.S. Treasury Bills - 66.6%	Par
5.27%, 08/15/2024(c)	8,080,000	8,027,321
5.25%, 08/20/2024(c)	32,643,000	32,405,356
5.27%, 08/22/2024(c)	1,600,000	1,587,937
5.27%, 08/29/2024(c)	254,000	251,813
5.27%, 09/03/2024(c)	25,470,000	25,232,959
5.24%, 09/10/2024(c)	6,624,000	6,555,806
		74,061,192
TOTAL SHORT-TERM INVESTMENTS (Cost $75,556,747)		75,551,564

TOTAL INVESTMENTS - 98.3% (Cost $115,352,066)		$109,382,853
Other Assets in Excess of Liabilities - 1.7%		1,887,018
TOTAL NET ASSETS - 100.0%		$111,269,871

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	The rate shown is the effective yield as of June 30, 2024.

Amplify U.S. Alternative Harvest ETF
Schedule of Total Return Swap Contracts
as of June 30, 2024 (Unaudited)

Reference Entity	Counterparty	Long/Short	Maturity Date	Financing Rate(a)	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
4Front Ventures Corp	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	$775,514	$2,900
Ascend Wellness Holdings, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	1,524,807	46,184
Ayr Wellness, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	2,263,395	73,489
Cannabist Co. Holdings, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	771,815	39,980
Cresco Labs, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	6,046,949	(204,375)
Glass House Brands, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	3,536,300	46,235
Gold Flora Corporation	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	564,014	(23,715)
Goodness Growth Holdings, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	597,115	51,956
Green Thumb Industries, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	26,430,600	364,563
Jushi Holdings, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	1,062,114	(6,031)
MariMed, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	457,862	(23,769)
Planet 13 Holdings, Inc.	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	845,443	(37,815)
Trulieve Cannabis Corp	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	17,651,359	728,067
Verano Holdings Corp	National Bank of Canada	Long	03/19/2025	6.84%	Monthly	12,600,509	661,310
Total Unrealized Appreciation (Depreciation)							$$1,718,980

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2024.
(a) Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify U.S. Alternative Harvest ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	26,918,588	–	–	26,918,588
Real Estate Investment Trusts	6,912,701	–	–	6,912,701
Money Market Funds	1,490,372	–	–	1,490,372
U.S. Treasury Bills	–	74,061,192	–	74,061,192
Total Investments	35,321,661	74,061,192	–	109,382,853

Other Financial Instruments*:
Total Return Swaps	–	2,014,685	–	2,014,685
Total Other Financial Instruments	–	2,014,685	–	2,014,685

Liabilities:
Other Financial Instruments*:
Total Return Swaps	–	(295,705)	–	(295,705)
Total Other Financial Instruments	–	(295,705)	–	(295,705)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.

Refer to the Schedule of Investments for additional information.